Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jan. 31, 2016	Apr. 30, 2016	Jul. 31, 2016	Oct. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Jan. 31, 2026
C000008004
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 10,644	$ 11,065	$ 10,615		$ 11,206	$ 11,861	$ 12,328	$ 12,553	$ 13,856	$ 13,241	$ 14,018	$ 13,805	$ 14,082	$ 15,546	$ 16,307	$ 16,476	$ 17,368	$ 15,604	$ 16,937	$ 17,126	$ 18,589	$ 21,238	$ 22,348	$ 23,082	$ 23,359	$ 22,873	$ 22,743	$ 22,405	$ 23,181	$ 23,571	$ 24,080	$ 22,582	$ 25,294	$ 25,463	$ 26,973	$ 27,450	$ 27,873	$ 26,716	$ 27,793	$ 28,723	$ 29,708
C000008005
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	10,000	12,053	12,177	12,439		13,273	12,622	12,569	13,222	14,434	14,754	15,131	13,434	12,777	13,490	12,684	12,219	11,940	8,641	8,879	7,547	9,128	10,196	10,341	11,482	12,445	12,892	13,335	13,841	14,525	14,639	15,159	15,034	15,107	16,782	17,482	17,569	17,561	18,039	19,275	20,385	22,408
C000008006
Account Value [Line Items]
Accumulated Value	50,000	60,277	60,903	62,235		66,417	63,168	62,920	66,199	72,286	73,907	75,808	67,322	64,047	67,631	63,600	61,288	59,883	43,352	44,549	37,875	45,825	51,195	51,929	57,682	62,519	64,778	67,030	69,580	73,039	73,612	76,242	75,629	76,024	84,468	88,022	88,468	88,438	90,858	97,114	102,717	112,936
C000008007
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	10,000	10,275	11,100	9,814		10,271	11,188	11,848	11,688	12,560	11,698	12,837	12,557	12,906	12,559	12,949	13,585	14,604	14,737	15,939	15,228	16,964	17,266	18,605	18,769	17,724	17,698	18,181	18,230	18,889	19,592	19,611	17,927	20,102	20,362	22,230	21,175	20,697	19,700	18,570	21,286	23,055
C000008008
Account Value [Line Items]
Accumulated Value	50,000	51,383	55,513	49,088		51,382	55,976	59,287	58,489	62,864	58,557	64,270	62,876	64,628	62,894	64,856	68,054	73,169	73,846	79,875	76,324	85,030	86,560	93,278	94,112	88,883	88,772	91,200	91,459	94,775	98,318	98,427	89,980	100,920	102,235	111,623	106,339	103,955	98,961	93,297	106,965	115,867
C000031350
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,718	11,328	10,998		11,659	12,366	12,690	13,212	14,702	13,795	14,742	14,429	14,574	16,001	16,630	16,973	17,880	16,279	17,717	18,175	19,924	22,301	23,388	24,173	24,050	22,858	22,856	22,274	23,563	23,877	25,314	23,428	26,546	27,051	29,478	30,335	31,679	30,072	32,544	34,432	35,690
C000135474
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value	10,000	10,718	11,326	10,994		11,658	12,366	12,689	13,210	14,702	13,796	14,742	14,428	14,571	15,995	16,623	16,966	17,872	16,273	17,711	18,165	19,915	22,290	23,376	24,156	24,033	22,840	22,838	22,259	23,547	23,860	25,292	23,411	26,523	27,027	29,451	30,303	31,647	30,042	32,507	34,389	35,645
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,765	11,417	11,215		12,172	12,764	13,258	13,901	15,235	14,431	15,436	14,813	14,881	16,247	16,502	16,797	17,913	16,055	18,284	18,475	21,593	24,245	25,402	26,617	25,587	23,429	23,425	22,107	23,433	23,728	26,381	23,963	27,919	29,048	31,949	33,068	35,256	32,317	36,974	39,980	40,665
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,765	11,417	11,215		12,172	12,764	13,258	13,901	15,235	14,431	15,436	14,813	14,881	16,247	16,502	16,797	17,913	16,055	18,284	18,475	21,593	24,245	25,402	26,617	25,587	23,429	23,425	22,107	23,433	23,728	26,381	23,963	27,919	29,048	31,949	33,068	35,256	32,317	36,974	39,980	40,665
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	50,000	53,827	57,084	56,073		60,862	63,818	66,290	69,507	76,175	72,156	77,182	74,067	74,404	81,235	82,511	83,987	89,564	80,274	91,422	92,375	107,965	121,223	127,008	133,086	127,935	117,147	117,125	110,536	117,165	118,641	131,906	119,815	139,596	145,242	159,745	165,337	176,278	161,587	184,871	199,899	203,323
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,765	11,417	11,215		12,172	12,764	13,258	13,901	15,235	14,431	15,436	14,813	14,881	16,247	16,502	16,797	17,913	16,055	18,284	18,475	21,593	24,245	25,402	26,617	25,587	23,429	23,425	22,107	23,433	23,728	26,381	23,963	27,919	29,048	31,949	33,068	35,256	32,317	36,974	39,980	40,665
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	50,000	53,827	57,084	56,073		60,862	63,818	66,290	69,507	76,175	72,156	77,182	74,067	74,404	81,235	82,511	83,987	89,564	80,274	91,422	92,375	107,965	121,223	127,008	133,086	127,935	117,147	117,125	110,536	117,165	118,641	131,906	119,815	139,596	145,242	159,745	165,337	176,278	161,587	184,871	199,899	203,323
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,765	11,417	11,215		12,172	12,764	13,258	13,901	15,235	14,431	15,436	14,813	14,881	16,247	16,502	16,797	17,913	16,055	18,284	18,475	21,593	24,245	25,402	26,617	25,587	23,429	23,425	22,107	23,433	23,728	26,381	23,963	27,919	29,048	31,949	33,068	35,256	32,317	36,974	39,980	40,665
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,765	11,417	11,215		12,172	12,764	13,258	13,901	15,235	14,431	15,436	14,813	14,881	16,247	16,502	16,797	17,913	16,055	18,284	18,475	21,593	24,245	25,402	26,617	25,587	23,429	23,425	22,107	23,433	23,728	26,381	23,963	27,919	29,048	31,949	33,068	35,256	32,317	36,974	39,980	40,665
NACC2 Index: Dividend Growth Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dividend Growth Spliced Index
Accumulated Value	10,000	10,722	11,335	11,005		11,667	12,376	12,702	13,227	14,723	13,816	14,765	14,454	14,600	16,030	16,662	17,008	17,918	16,317	17,776	18,238	19,995	22,384	23,479	24,267	24,149	22,956	22,959	22,381	23,681	24,001	25,447	23,554	26,694	27,204	29,648	30,515	31,871	30,261	32,750	34,654	35,926
NACC2 Index: Spliced Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Energy Index
Accumulated Value	10,000	11,847	11,807	12,114		12,854	12,403	12,485	13,276	14,619	14,631	15,214	13,830	13,448	13,944	13,381	12,963	12,509	8,923	8,902	7,525	8,976	9,914	10,024	10,971	11,676	12,132	12,314	12,507	13,063	13,001	13,209	12,669	13,078	14,216	14,664	14,566	14,294	14,402	15,537	16,265	17,804
NACC2 Index: Spliced Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Energy Index
Accumulated Value	50,000	59,233	59,034	60,571		64,271	62,014	62,427	66,380	73,095	73,155	76,069	69,152	67,241	69,721	66,906	64,816	62,547	44,614	44,512	37,626	44,881	49,568	50,122	54,857	58,381	60,660	61,570	62,535	65,316	65,005	66,047	63,345	65,390	71,081	73,318	72,828	71,471	72,010	77,687	81,323	89,019
NACC2 Index: MSCI All Country World Index Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Index Health Care Index
Accumulated Value	10,000	10,448	11,160	9,964		10,327	11,153	11,711	11,855	12,832	12,117	13,029	12,736	12,983	13,010	13,354	14,009	14,931	14,982	16,136	15,443	17,580	18,172	19,678	19,855	18,891	18,733	18,824	18,345	19,104	19,517	19,566	18,023	20,334	20,449	22,078	21,562	21,322	20,718	19,800	21,574	23,308
NACC2 Index: MSCI All Country World Index Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Index Health Care Index
Accumulated Value	50,000	52,240	55,798	49,819		51,634	55,765	58,557	59,275	64,158	60,585	65,144	63,679	64,915	65,049	66,769	70,045	74,657	74,911	80,682	77,217	87,901	90,861	98,391	99,276	94,455	93,666	94,120	91,723	95,522	97,583	97,832	90,116	101,669	102,247	110,388	107,809	106,612	103,589	99,001	107,869	116,541
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced S&P U.S. Dividend Growers Index TR
Accumulated Value	10,000	10,722	11,335	11,005		11,667	12,376	12,702	13,227	14,723	13,816	14,765	14,454	14,600	16,030	16,662	17,008	17,918	16,317	17,776	18,238	19,995	22,384	23,479	24,267	24,149	22,956	22,959	22,381	23,681	24,001	25,447	23,554	26,694	27,204	29,648	30,515	31,871	30,261	32,750	34,654	35,926
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced S&P U.S. Dividend Growers Index TR
Accumulated Value	$ 10,000	$ 10,722	$ 11,335	$ 11,005		$ 11,667	$ 12,376	$ 12,702	$ 13,227	$ 14,723	$ 13,816	$ 14,765	$ 14,454	$ 14,600	$ 16,030	$ 16,662	$ 17,008	$ 17,918	$ 16,317	$ 17,776	$ 18,238	$ 19,995	$ 22,384	$ 23,479	$ 24,267	$ 24,149	$ 22,956	$ 22,959	$ 22,381	$ 23,681	$ 24,001	$ 25,447	$ 23,554	$ 26,694	$ 27,204	$ 29,648	$ 30,515	$ 31,871	$ 30,261	$ 32,750	$ 34,654	$ 35,926